Exploration and Evaluation Assets - Arkansas Properties (Details) $ in Thousands, $ in Thousands				12 Months Ended
	Dec. 29, 2017 USD ($)	Jul. 26, 2017 CAD ($)	Jul. 26, 2017 USD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2022 CAD ($)
Financial Instruments and Financial Risk Management
Purchase of exploration and evaluation assets				$ 51,257	$ 4,493
Property, Columbian and Lafayette Counties, Arkansas | Vendor
Financial Instruments and Financial Risk Management
Non-refundable deposit at signing of MOU		$ 614	$ 500
Purchase of exploration and evaluation assets	$ 4,550
Additional annual payment	$ 1,000
Net smelter return royalty (as a percent)		2.50%	2.50%
Minimum royalty			$ 1,000